Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 195,939		¥ 58,627
Finished goods	26,963		127,452
Work in process	2,620		8,728
Goods in transit			1,260
Total	¥ 225,522	$ 34,563	¥ 196,067